EQUITY - Schedule Of Expense Recognized For Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity [abstract]
Expense arising from equity-settled share-based payment transactions	$ 69	$ 64
Expense arising from cash-settled share-based payment transactions	281	32
Total expense arising from share-based payment transactions	350	96
Effect of hedging program	(275)	(27)
Total expense included in consolidated income	$ 75	$ 69